Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2016
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Interest expense	9,277	7,937	18,195	15,665
Less: Interest capitalized	(1,084)	(719)	(2,355)	(1,347)

Interest expense, net	8,193	7,218	15,840	14,318
Interest swap cash settlements non-hedging	1,086	1,134	1,086	1,134
Bunkers swap cash settlements	—	1,634	266	4,617
Amortization of loan fees	343	286	676	580
Bank charges	80	32	141	70
Finance project costs expensed	—	402	—	1,261
Change in fair value of non-hedging financial instruments	(1,690)	(2,766)	(2,050)	(5,553)

Net total	8,012	7,940	15,959	16,427